Expense Example	Jan. 16, 2026 USD ($)
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	394
IncomeSTKd 1x US Stocks & 1x Gold Premium ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	394
IncomeSTKd 1x Treasury & 1x Gold Premium ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	410
IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	$ 425